Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Oct. 01, 2022	Oct. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the fiscal years shown. For discussion of how the Compensation Committee seeks to align pay with performance when making     compensation decisions, please review the section above titled “Executive Compensation — Compensation Discussion and Analysis.”
Pay Versus Performance Table
The following table sets forth compensation information of our CEOs (Mr. Iger and Mr. Chapek) and our non-CEO NEOs and Company performance for the fiscal years listed below, in accordance with Item 402(v) of Regulation S-K.

Fiscal Year	Summary Compensation Table Total for Mr. Iger[1,2]	Compensation Actually Paid to Mr. Iger[1,3,4]	Summary Compensation Table Total for Mr. Chapek[5,6]	Compensation Actually Paid to Mr. Chapek[3,5,7]	Average Summary Compensation Table Total for Non-CEO NEOs[8,9]	Average Compensation Actually Paid to Non-CEO NEOs[3,8,10]	Value of an initial $100 Investment Based on:		GAAP Net Income ($ Millions)[12]	Adjusted Segment Operating Income[13]
							Total Shareholder Return[11]	Peer Group Total Shareholder Return[11]

2023	$31,587,166	$21,754,776	$9,940,392	$6,153,457	$8,342,092	$6,069,195	$66.14	$129.46	$2,354	$12,863
2022	—	—	24,183,003	2,102,205	11,755,869	-10,064,462	76.97	97.31	3,145	12,121
2021	—	—	32,464,293	41,482,221	20,269,748	44,993,365	143.62	131.85	1,995	4,055
1Mr. Iger has served as the Company’s CEO since November 20, 2022. Mr. Iger also served as Executive Chairman from February 24, 2020 until his retirement on December 31, 2021. Value shown relates to Mr. Iger’s service as CEO during fiscal 2023.
2Represents the amount of total compensation reported for our CEO, Mr. Iger, in the “Total” column of the “Summary Compensation Table” for fiscal 2023.
3We made certain assumptions in valuing equity for our compensation actually paid (“CAP”) calculations to determine the fair value or change in fair value as of the applicable year-end date. The assumptions used for each valuation date included stock price, risk-free rate, stock price volatility, expected exercise behavior and the probable outcome of any applicable performance conditions. These assumptions were determined based on the same methodologies as used to determine grant date fair values and were estimated in accordance with FASB ASC Topic 718.
4The dollar amounts reported in the “Compensation Actually Paid to Mr. Iger” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the CEO. These amounts reflect the amount set forth in the “Total” column of the “Summary Compensation Table” for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the below reconciliation table may not sum to total due to rounding:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Mr. Iger	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$31,587,166	—	—
Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	26,103,448	—	—
Plus: Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	20,260,990	—	—
Plus: Year-Over-Year Change in Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	-2,934,893	—	—
Plus: Fair Value at Vesting Date of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Plus: Change in Fair Value as of Vesting Date (From the End of the Prior Fiscal Year) of Option and Stock Awards Granted in Any Prior Fiscal Year For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-1,055,039	—	—
Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards in the Fiscal Year Not Otherwise Reflected in Total Compensation for the Fiscal Year	—	—	—

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Mr. Iger	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Minus: Change in Pension Value From the Summary Compensation Table for the Fiscal Year	—	—	—
Plus: Pension Service Costs in Fiscal Year	—	—	—
Compensation Actually Paid	$21,754,776	—	—
5Mr. Chapek served as the Company’s CEO during fiscal 2022 & 2021 until his separation during fiscal 2023.
6Represents the amount of total compensation reported for Mr. Chapek in the “Total” column of the “Summary Compensation Table” for each fiscal year presented.
7The dollar amounts reported in the “Compensation Actually Paid to Mr. Chapek” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Mr. Chapek. These amounts reflect the amount set forth in the “Total” column of the “Summary Compensation Table” for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the below reconciliation table may not sum to total due to rounding:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Mr. Chapek	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$9,940,392	$24,183,003	$32,464,293
Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	1,324,503	14,560,852	13,965,478
Plus: Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	1,102,906	8,788,726	14,286,960
Plus: Year-Over-Year Change in Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	-3,444,195	-14,852,667	6,002,525
Plus: Fair Value at Vesting Date of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Plus: Change in Fair Value as of Vesting Date (From the End of the Prior Fiscal Year) of Option and Stock Awards Granted in Any Prior Fiscal Year For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-512,231	-2,247,055	3,231,102
Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards in the Fiscal Year Not Otherwise Reflected in Total Compensation for the Fiscal Year	-439	-9,809	24,261
Minus: Change in Pension Value From the Summary Compensation Table for the Fiscal Year	220,581	—	1,358,505
Plus: Pension Service Costs in Fiscal Year	612,108	800,858	797,062
Compensation Actually Paid	$6,153,457	$2,102,205	$41,482,221
8The individuals comprising the non-CEO NEOs are as follows:
Fiscal 2023: Ms. Coleman, Mr. Gutierrez, Mr. Lansberry, Ms. McCarthy, Ms. Schake
Fiscal 2022: Mr. Gutierrez, Mr. Iger, Ms. McCarthy, Geoffrey Morrell, Paul Richardson, Ms. Schake
Fiscal 2021: Alan Braverman, Mr. Iger, Ms. McCarthy, Zenia Mucha, Jayne Parker
9Represents the average of the amounts of total compensation reported for our non-CEO NEOs, as a group, in the “Total” column of the “Summary Compensation Table” for each fiscal year presented.
10The dollar amounts reported in the ”Average Compensation Actually Paid to Non-CEO NEOs” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the non-CEO NEOs. These amounts reflect the average of the amounts set forth in the ”Total” column of the ”Summary Compensation Table” for each fiscal year presented for the applicable non-CEO NEOs, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the below reconciliation table may not sum to total due to rounding:

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-CEO NEOs	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$8,342,092	$11,755,869	$20,269,748
Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	5,205,176	6,313,149	9,372,260
Plus: Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	4,114,435	4,136,272	8,367,110
Plus: Year-Over-Year Change in Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	-1,075,192	-6,214,511	20,182,305
Plus: Fair Value at Vesting Date of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	52,223	—	—
Plus: Change in Fair Value as of Vesting Date (From the End of the Prior Fiscal Year) of Option and Stock Awards Granted in Any Prior Fiscal Year For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-170,899	-13,291,126	5,188,583
Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards in the Fiscal Year Not Otherwise Reflected in Total Compensation for the Fiscal Year	-147	-230,670	335,626
Minus: Change in Pension Value From the Summary Compensation Table for the Fiscal Year	48,694	—	257,407
Plus: Pension Service Costs in Fiscal Year	60,552	92,853	279,661
Compensation Actually Paid	$6,069,195	-$10,064,462	$44,993,365
11Required by Item 201(e) of Regulation S-K included in the Proxy for each listed fiscal year. Total Shareholder Return (“TSR”) represents the cumulative return on a fixed investment of $100 in the common stock (including reinvested dividends) of (a) the Company and (b) our general industry peer group, respectively, for the period starting October 3, 2020 through the end of the listed fiscal year.
The peer group TSR uses the following peer companies from our general industry peer group for each year:
–Fiscal 2023: Alphabet, Inc., Amazon.com, Inc., Apple, Inc., AT&T Inc., Charter Communications, Inc., Comcast Corporation, IBM Corporation, Meta Platforms, Inc., Microsoft Corporation, Netflix, Inc., NIKE, Inc., Oracle Corporation, Paramount Global, Verizon Communications Inc., Warner Bros. Discovery, Inc.
–Fiscal 2022: Alphabet, Inc., Amazon.com, Inc., Apple, Inc., AT&T Inc., Charter Communications, Inc., Cisco Systems, Comcast Corporation, IBM Corporation, Intel, Meta Platforms, Inc., Microsoft Corporation, Netflix, Inc., Oracle Corporation, Paramount Global, Verizon Communications Inc., Warner Bros. Discovery, Inc.
–Fiscal 2021: Alphabet, Inc., Amazon.com, Apple, Inc., AT&T Inc., Charter Communications, Inc., Cisco Systems, Comcast Corporation, Discovery, IBM Corporation, Intel, Meta Platforms, Inc., Microsoft Corporation, Netflix, Inc., Oracle Corporation, Verizon Communications Inc., ViacomCBS
12Reflects net income calculated in accordance with generally accepted accounting principles (”GAAP”) in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for the applicable fiscal year.
13Adjusted Segment Operating Income consists of total segment operating income, as adjusted based on the Compensation Committee's evaluation against the bonus plan performance each fiscal year. ”Total segment operating income” consists of the total of segment operating income from each of our segments, which is equivalent to income from continuing operations before income taxes, adjusted for corporate and unallocated shared expenses, restructuring and impairment charges, A+E gain (for fiscal 2023), net other (income) expense, net interest expense, amortization of TFCF and Hulu intangible assets and fair value step-up on film and television costs and the impact of content license early terminations (for fiscal 2022). In addition, in fiscal 2021 the Committee adjusted actual total segment operating income to exclude the net benefits the Company received from timing variances related to the pandemic, such as savings from delayed programming and domestic parks operating efficiencies, partially offset by delays in park openings. We determined Adjusted Segment Operating Income to be the most important financial performance measure used to link Company performance to CAP to our CEOs and non-CEO NEOs in fiscal 2023, as required pursuant to Item 402(v) of Regulation S-K. This performance measure may not have been the most important financial performance measure for prior fiscal years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted Segment Operating Income
Named Executive Officers, Footnote	Mr. Iger has served as the Company’s CEO since November 20, 2022.Mr. Chapek served as the Company’s CEO during fiscal 2022 & 2021 until his separation during fiscal 2023.The individuals comprising the non-CEO NEOs are as follows:
Fiscal 2023: Ms. Coleman, Mr. Gutierrez, Mr. Lansberry, Ms. McCarthy, Ms. Schake
Fiscal 2022: Mr. Gutierrez, Mr. Iger, Ms. McCarthy, Geoffrey Morrell, Paul Richardson, Ms. Schake
	Fiscal 2021: Alan Braverman, Mr. Iger, Ms. McCarthy, Zenia Mucha, Jayne Parker
Peer Group Issuers, Footnote
The peer group TSR uses the following peer companies from our general industry peer group for each year:
–Fiscal 2023: Alphabet, Inc., Amazon.com, Inc., Apple, Inc., AT&T Inc., Charter Communications, Inc., Comcast Corporation, IBM Corporation, Meta Platforms, Inc., Microsoft Corporation, Netflix, Inc., NIKE, Inc., Oracle Corporation, Paramount Global, Verizon Communications Inc., Warner Bros. Discovery, Inc.
–Fiscal 2022: Alphabet, Inc., Amazon.com, Inc., Apple, Inc., AT&T Inc., Charter Communications, Inc., Cisco Systems, Comcast Corporation, IBM Corporation, Intel, Meta Platforms, Inc., Microsoft Corporation, Netflix, Inc., Oracle Corporation, Paramount Global, Verizon Communications Inc., Warner Bros. Discovery, Inc.
–Fiscal 2021: Alphabet, Inc., Amazon.com, Apple, Inc., AT&T Inc., Charter Communications, Inc., Cisco Systems, Comcast Corporation, Discovery, IBM Corporation, Intel, Meta Platforms, Inc., Microsoft Corporation, Netflix, Inc., Oracle Corporation, Verizon Communications Inc., ViacomCBS

Adjustment To PEO Compensation, Footnote	The dollar amounts reported in the “Compensation Actually Paid to Mr. Iger” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the CEO. These amounts reflect the amount set forth in the “Total” column of the “Summary Compensation Table” for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the below reconciliation table may not sum to total due to rounding:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Mr. Iger	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$31,587,166	—	—
Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	26,103,448	—	—
Plus: Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	20,260,990	—	—
Plus: Year-Over-Year Change in Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	-2,934,893	—	—
Plus: Fair Value at Vesting Date of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Plus: Change in Fair Value as of Vesting Date (From the End of the Prior Fiscal Year) of Option and Stock Awards Granted in Any Prior Fiscal Year For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-1,055,039	—	—
Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards in the Fiscal Year Not Otherwise Reflected in Total Compensation for the Fiscal Year	—	—	—

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Mr. Iger	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Minus: Change in Pension Value From the Summary Compensation Table for the Fiscal Year	—	—	—
Plus: Pension Service Costs in Fiscal Year	—	—	—
Compensation Actually Paid	$21,754,776	—	—
5Mr. Chapek served as the Company’s CEO during fiscal 2022 & 2021 until his separation during fiscal 2023.
6Represents the amount of total compensation reported for Mr. Chapek in the “Total” column of the “Summary Compensation Table” for each fiscal year presented.
7The dollar amounts reported in the “Compensation Actually Paid to Mr. Chapek” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Mr. Chapek. These amounts reflect the amount set forth in the “Total” column of the “Summary Compensation Table” for each fiscal year presented, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the below reconciliation table may not sum to total due to rounding:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Mr. Chapek	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$9,940,392	$24,183,003	$32,464,293
Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	1,324,503	14,560,852	13,965,478
Plus: Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	1,102,906	8,788,726	14,286,960
Plus: Year-Over-Year Change in Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	-3,444,195	-14,852,667	6,002,525
Plus: Fair Value at Vesting Date of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Plus: Change in Fair Value as of Vesting Date (From the End of the Prior Fiscal Year) of Option and Stock Awards Granted in Any Prior Fiscal Year For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-512,231	-2,247,055	3,231,102
Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards in the Fiscal Year Not Otherwise Reflected in Total Compensation for the Fiscal Year	-439	-9,809	24,261
Minus: Change in Pension Value From the Summary Compensation Table for the Fiscal Year	220,581	—	1,358,505
Plus: Pension Service Costs in Fiscal Year	612,108	800,858	797,062
Compensation Actually Paid	$6,153,457	$2,102,205	$41,482,221

Non-PEO NEO Average Total Compensation Amount	$ 8,342,092	$ 11,755,869	$ 20,269,748
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,069,195	(10,064,462)	44,993,365
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in the ”Average Compensation Actually Paid to Non-CEO NEOs” column have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the non-CEO NEOs. These amounts reflect the average of the amounts set forth in the ”Total” column of the ”Summary Compensation Table” for each fiscal year presented for the applicable non-CEO NEOs, with certain adjustments as described in the table below, in accordance with the requirements of Item 402(v) of Regulation S-K. Amounts in the below reconciliation table may not sum to total due to rounding:

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-CEO NEOs	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Summary Compensation Table Total	$8,342,092	$11,755,869	$20,269,748
Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	5,205,176	6,313,149	9,372,260
Plus: Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	4,114,435	4,136,272	8,367,110
Plus: Year-Over-Year Change in Fair Value at Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at Fiscal Year-End	-1,075,192	-6,214,511	20,182,305
Plus: Fair Value at Vesting Date of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	52,223	—	—
Plus: Change in Fair Value as of Vesting Date (From the End of the Prior Fiscal Year) of Option and Stock Awards Granted in Any Prior Fiscal Year For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	-170,899	-13,291,126	5,188,583
Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Any Prior Fiscal Year That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards in the Fiscal Year Not Otherwise Reflected in Total Compensation for the Fiscal Year	-147	-230,670	335,626
Minus: Change in Pension Value From the Summary Compensation Table for the Fiscal Year	48,694	—	257,407
Plus: Pension Service Costs in Fiscal Year	60,552	92,853	279,661
Compensation Actually Paid	$6,069,195	-$10,064,462	$44,993,365

Compensation Actually Paid vs. Total Shareholder Return
The following charts show graphically the relationships over the past three fiscal years of the CAP amounts for our CEOs and non-CEO NEOs as compared to our cumulative TSR, peer group TSR, GAAP net income, and Adjusted Segment Operating Income.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following charts show graphically the relationships over the past three fiscal years of the CAP amounts for our CEOs and non-CEO NEOs as compared to our cumulative TSR, peer group TSR, GAAP net income, and Adjusted Segment Operating Income.

Tabular List, Table
The following table lists the five financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our NEOs to Company performance for fiscal 2023.

Performance Metrics
Adjusted Segment Operating Income
Adjusted Revenue
Adjusted After-Tax Free Cash Flow
Return on Invested Capital
TSR Performance Relative to the S&P 500

Total Shareholder Return Amount	$ 66.14	76.97	143.62
Peer Group Total Shareholder Return Amount	129.46	97.31	131.85
Net Income (Loss)	$ 2,354,000,000	$ 3,145,000,000	$ 1,995,000,000
Company Selected Measure Amount	12,863,000,000	12,121,000,000	4,055,000,000
PEO Name	Mr. Iger	Mr. Chapek	Mr. Chapek
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Segment Operating Income
Non-GAAP Measure Description	Adjusted Segment Operating Income consists of total segment operating income, as adjusted based on the Compensation Committee's evaluation against the bonus plan performance each fiscal year. ”Total segment operating income” consists of the total of segment operating income from each of our segments, which is equivalent to income from continuing operations before income taxes, adjusted for corporate and unallocated shared expenses, restructuring and impairment charges, A+E gain (for fiscal 2023), net other (income) expense, net interest expense, amortization of TFCF and Hulu intangible assets and fair value step-up on film and television costs and the impact of content license early terminations (for fiscal 2022). In addition, in fiscal 2021 the Committee adjusted actual total segment operating income to exclude the net benefits the Company received from timing variances related to the pandemic, such as savings from delayed programming and domestic parks operating efficiencies, partially offset by delays in park openings. We determined Adjusted Segment Operating Income to be the most important financial performance measure used to link Company performance to CAP to our CEOs and non-CEO NEOs in fiscal 2023, as required pursuant to Item 402(v) of Regulation S-K. This performance measure may not have been the most important financial performance measure for prior fiscal years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted After-Tax Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name	TSR Performance Relative to the S&P 500
Mr. Iger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 31,587,166	$ 0	$ 0
PEO Actually Paid Compensation Amount	21,754,776	0	0
Mr. Iger [Member] | Equity Awards Reported Value Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,103,448)	0	0
Mr. Iger [Member] | Equity Awards Unvested Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,260,990	0	0
Mr. Iger [Member] | Equity Awards Unvested Change in Fair Value of Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,934,893)	0	0
Mr. Iger [Member] | Equity Awards Vested Granted in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Mr. Iger [Member] | Equity Awards Vested Change in Fair Value of Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,055,039)	0	0
Mr. Iger [Member] | Equity Awards Fair Value at Prior Year End That Failed to Meet Applicable Vesting Conditions in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Mr. Iger [Member] | Dividends or Other Earnings Paid on Equity Awards Not Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Mr. Iger [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Mr. Iger [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Mr. Chapek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	9,940,392	24,183,003	32,464,293
PEO Actually Paid Compensation Amount	6,153,457	2,102,205	41,482,221
Mr. Chapek [Member] | Equity Awards Reported Value Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,324,503)	(14,560,852)	(13,965,478)
Mr. Chapek [Member] | Equity Awards Unvested Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,102,906	8,788,726	14,286,960
Mr. Chapek [Member] | Equity Awards Unvested Change in Fair Value of Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,444,195)	(14,852,667)	6,002,525
Mr. Chapek [Member] | Equity Awards Vested Granted in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Mr. Chapek [Member] | Equity Awards Vested Change in Fair Value of Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(512,231)	(2,247,055)	3,231,102
Mr. Chapek [Member] | Equity Awards Fair Value at Prior Year End That Failed to Meet Applicable Vesting Conditions in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Mr. Chapek [Member] | Dividends or Other Earnings Paid on Equity Awards Not Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(439)	(9,809)	24,261
Mr. Chapek [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(220,581)	0	(1,358,505)
Mr. Chapek [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	612,108	800,858	797,062
Non-PEO NEO | Equity Awards Reported Value Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,205,176)	(6,313,149)	(9,372,260)
Non-PEO NEO | Equity Awards Unvested Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,114,435	4,136,272	8,367,110
Non-PEO NEO | Equity Awards Unvested Change in Fair Value of Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,075,192)	(6,214,511)	20,182,305
Non-PEO NEO | Equity Awards Vested Granted in Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,223	0	0
Non-PEO NEO | Equity Awards Vested Change in Fair Value of Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(170,899)	(13,291,126)	5,188,583
Non-PEO NEO | Equity Awards Fair Value at Prior Year End That Failed to Meet Applicable Vesting Conditions in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards Not Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(147)	(230,670)	335,626
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,694)	0	(257,407)
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 60,552	$ 92,853	$ 279,661